Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue

5. Revenue

We generate revenue primarily through the sales of our licensed products Ameluz®, BF-RhodoLED® lamps and Xepi®. Revenue from the sales of our BF-RhodoLED® lamp and Xepi® are relatively insignificant compared with the revenues generated through our sales of Ameluz®.

Related party revenue relates to an agreement with Biofrontera Bioscience GmbH (“Bioscience”) for BF-RhodoLED® leasing and installation service. Refer to Note 13, Related Party Transactions.

An analysis of the changes in product revenue allowances and reserves is summarized as follows:

(in thousands):	Returns	Co-pay assistance program	Prompt pay discounts	Government and payor rebates	Total
Balance at December 31, 2021	$43	$101	$48	$54	$246
Provision related to current period sales	5	380	11	129	525
Credit or payments made during the period	(5)	(300)	(20)	(115)	(440)
Balance at June 30, 2022	$43	$181	$39	$68	$331

Balance at December 31, 2022	$48	$9	$5	$20	$82

Provision related to current period sales	3	62	3	134	202
Credit or payments made during the period	-	(71)	(2)	(59)	(132)
Balance at June 30, 2023	$51	-	6	95	152

5. Revenue

We generate revenue primarily through the sales of our products Ameluz®, BF-RhodoLED® lamps and Xepi®. Revenue from the sales of our BF-RhodoLED® lamp and Xepi® are relatively insignificant compared with the revenues generated through our sales of Ameluz®.

Related party revenue relates to an agreement with Biofrontera Bioscience GmbH (“Bioscience”) for BF-RhodoLED® leasing and installation service. Refer to Note 17, Related Party Transactions.

An analysis of the changes in product revenue allowances and reserves is summarized as follows:

		Co-pay	Prompt	Government
		assistance	pay	and payor
(in thousands):	Returns	program	discounts	rebates	Total
Balance at December 31, 2020	$217	$52	$15	$43	$327
Provision related to current period sales	6	423	40	168	637
Credit or payments made during the period	(180)	(374)	(7)	(157)	(718)
Balance at December 31, 2021	$43	$101	$48	$54	$246
Provision related to current period sales	10	574	19	210	813
Credit or payments made during the period	(5)	(666)	(62)	(244)	(977)
Balance at December 31, 2022	$48	$9	$5	$20	$82